INVENTORIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INVENTORIES

6.	INVENTORIES

A summary of the Company’s inventories is as follows:

	June 30, 2026	December 31, 2025
	$	$
Mineralized material stockpiles	19,493	11,983
Concentrate inventory	36,445	30,172
Supplies inventory	15,938	15,362
Total	71,876	57,517

During the three and six months ended June 30, 2026, the inventory recognized as cost of sales was $54,523 and $131,886 (2025 – $42,568 and $80,446), which includes production costs directly attributable to the inventory production process.

During the three and six months ended June 30, 2026, the Company recognized through cost of sales a net realizable value write-off of inventory of $nil and $nil (2025 – $646 and $646).

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)